UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2006

Date of reporting period:	July 31, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Fund” or “Registrant”) for the six months ended July 31, 2006 is attached hereto.

Item 2.   Code of Ethics.

Not applicable to semi-annual reports.

Item 3.   Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.   Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.   Schedule of Investments.

Included in Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Exhibits.

       (a)(1)  Not applicable to semi-annual reports.

       (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

       (a)(3)  Not applicable to Registrant.

       (b)       Certification pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906CERT.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates it by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: October 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: October 9, 2006

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 2006

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2006
(Unaudited)

ASSETS AND LIABILITIES
ASSETS	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
Investments at market value (Notes 1, 5, 6 & 8):	Portfolio	Portfolio	Portfolio	Portfolio
Investments other than securities:
Gold assets	$118,516,538	$—	$—	$—
Silver assets	30,531,404	—	—	—
Swiss franc deposits (identified cost $4,579,917; $—; $— and $—, respectively)	4,801,380	—	—	—
	153,849,322	—	—	—
Swiss franc bonds	54,194,826	—	—	—
Stocks of United States and foreign real estate and natural resource companies	97,180,750	—	—	—
Aggressive growth stock investments	97,048,560	—	—	33,283,215
Corporate bonds	8,924,609	—	9,976,929	—
United States Treasury securities	182,724,542	48,816,313	—	—
Total investments (identied cost $495,750,354; $48,835,770; $10,016,645 and $17,440,834, respectively)	593,922,609	48,816,313	9,976,929	33,283,215

Cash	—	15,756	17,834	45,113
Accounts receivable for shares of the portfolio sold	5,368,561	27,200	—	100
Accrued interest, dividends and foreign taxes receivable	3,039,807	310,363	177,375	15,700
Due from former investment adviser (Note 8)	227,496	204,750	—	22,747
Prepaid expenses	198,072	7,192	14,473	18,249
Total assets	602,756,545	49,381,574	10,186,611	33,385,124

LIABILITIES
Bank overdraft	83,854	—	—	—
Accounts payable for investments purchased	3,486,401	—	—	—
Accounts payable for shares of the portfolio redeemed	619,758	14,251	1,439	21,917
Accrued investment advisory fee	473,497	28,719	7,632	33,707
Accrued excise tax	7,439	19,836	1,984	18,348
Accrued legal expense	—	970	237	771
Total liabilities	4,670,949	63,776	11,292	74,743

Net assets applicable to outstanding shares	$598,085,596	$49,317,798	$10,175,319	$33,310,381

NET ASSETS
Capital stock – par value $.001 per share:
Authorized – 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively
Outstanding – 19,128,626; 717,513; 174,229 and 314,846 shares, respectively	$ $ 19,129	$ $ 718	$ $ 174	$315

Paid-in capital	493,585,754	47,422,002	9,945,183	8,166,459
	493,604,883	47,422,720	9,945,357	8,166,774
Undistributed net investment income (loss) (Note 1)	4,614,035	1,946,441	356,458	(86,167)
Accumulated net realized gain (loss) on investments	2,037,673	(31,906)	(86,780)	9,387,393
Accumulated net realized loss on foreign currency transactions	(375,196)	—	—	—
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)	98,172,255	(19,457)	(39,716)	15,842,381
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	31,946	—	—	—
Net assets applicable to outstanding shares	$598,085,596	$49,317,798	$10,175,319	$33,310,381

Net asset value per share	$31.27	$68.73	$58.40	$105.80

See accompanying notes

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Six months ended July 31, 2006
(Unaudited)

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Investment income (Note 1):
Interest	$3,658,912	$1,067,687	$265,633	$1,470
Dividends	1,609,415	—	—	168,815
	5,268,327	1,067,687	265,633	170,285

Expenses (Notes 3 & 8):
Investment advisory fee	2,373,597	284,981	77,041	244,446
Directors’ fees and expenses	82,881	8,432	2,320	7,312
Officers’ salary expense	89,490	9,134	2,522	7,950
Excise tax	10,193	19,836	1,984	18,348
Legal expense	121,639	2,076	573	1,807
Total expenses	2,677,800	324,459	84,440	279,863
Less waiver of investment advisory fee	—	(119,992)	(24,329)	—
Net expenses	2,677,800	204,467	60,111	279,863

Net investment income (loss) before foreign income taxes deducted at source	2,590,527	863,220	205,522	(109,578)
Less foreign income taxes deducted at source, net of refundable taxes	20,363	—	—	—

Net investment income (loss)	2,570,164	863,220	205,522	(109,578)

Net realized and unrealized gain (loss) on investments
and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,750,333	(227)	(54,248)	5,972,020
Foreign currency transactions	(375,196)	—	—	—
	1,375,137	(227)	(54,248)	5,972,020

Change in unrealized appreciation (depreciation) of:
Investments	12,743,676	13,472	65,660	(7,654,816)
Translation of assets and liabilities in foreign currencies	47,827	—	—	—

Net realized and unrealized gain (loss) on investments
and foreign currency	14,166,640	13,245	11,412	(1,682,796)
Net increase (decrease) in net assets resulting
from operations	$16,736,804	$876,465	$216,934	$(1,792,374)

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio		Treasury Bill Portfolio
	Six months ended	Year ended	Six months ended	Year ended
	July 31, 2006	January 31, 2006	July 31, 2006	January 31, 2006
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$2,570,164	$1,197,478	$863,220	$1,043,358
Net realized gain (loss) on investments	1,750,333	651,635	(227)	(1,015)
Net realized loss on foreign currency transactions	(375,196)	—	—	—
Change in unrealized appreciation (depreciation) of investments	12,743,676	41,629,209	13,472	1,755
Change in unrealized appreciation (depreciation) on translation of
assets and liabilities in foreign currencies	47,827	(50,525)	—	—

Net increase (decrease) in net assets resulting from operations	16,736,804	43,427,797	876,465	1,044,098

Equalization on shares issued and redeemed:	963,965	741,695	10,581	(87,475)

Distributions to shareholders from (Note 2):
Net investment income	—	(2,234,234)	—	(722,266)
Net realized gain on investments	—	(558,555)	—	—

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (Note 7):	198,359,869	106,787,799	102,853	(3,674,540)
Net increase (decrease) in net assets	216,060,638	148,164,502	989,899	(3,440,183)

Net assets at beginning of period	382,024,958	233,860,456	48,327,899	51,768,082
Net assets at end of period (including undistributed net investment income (loss) of
$4,614,035 and $1,079,906; and $1,946,441 and $1,072,640, respectively)	$598,085,596	$382,024,958	$49,317,798	$48,327,899

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

	Versatile Bond Portfolio		Aggressive Growth Portfolio
	Six months ended	Year ended	Six months ended	Year ended
	July 31, 2006	January 31, 2006	July 31, 2006	January 31, 2006
	(Unaudited)		(Unaudited)

Operations:
Net investment income (loss)	$205,522	$ $ 330,722	$(109,578)	$(44,272)
Net realized gain (loss) on investments	(54,248)	(11,450)	5,972,020	3,465,018
Net realized loss on foreign currency transactions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	65,660	56,826	(7,654,816)	6,000,105
Change in unrealized appreciation (depreciation) on translation of
assets and liabilities in foreign currencies	—	—	—	—

Net increase (decrease) in net assets resulting from operations	216,934	376,098	(1,792,374)	9,420,851

Equalization on shares issued and redeemed:	(181,384)	(161,969)	—	401

Distributions to shareholders from (Note 2):
Net investment income	—	(84,905)	—	—
Net realized gain on investments	—	(838)	—	(441,988)

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (Note 7):	(8,369,001)	(377,951)	(17,022,408)	17,556,831
Net increase (decrease) in net assets	(8,333,451)	(249,565)	(18,814,782)	26,536,095

Net assets at beginning of period	18,508,770	18,758,335	52,125,163	25,589,068
Net assets at end of period (including undistributed net investment income (loss) of
$356,458 and $332,320; and $(86,167) and $23,411, respectively)	$10,175,319	$18,508,770	$33,310,381	$52,125,163

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.82% of Total Net Assets
63,277 Troy Oz.	Gold bullion (a)	$40,130,138

120,000 Coins	One-ounce gold coins (a)	78,386,400

	Total Gold Assets (identified cost $83,564,328)	$118,516,538

	SILVER ASSETS — 5.10% of Total Net Assets
2,426,049 Troy Oz.	Silver bullion (a)	$27,584,182

379 Bags	Silver coins (a)	2,947,222

	Total Silver Assets (identifed cost $18,686,142)	$30,531,404

Principal Amount
		SWISS FRANC ASSETS — 9.86% of Total Net Assets
CHF	5,912,420	Swiss francs in interest-bearing bank accounts	$4,801,380

CHF	11,375,000	4.500% Swiss Confederation bonds, 06-10-07	$9,448,067
CHF	11,250,000	4.250% Swiss Confederation bonds, 01-08-08	9,420,071
CHF	11,475,000	3.250% Swiss Confederation bonds, 02-11-09	9,546,037
CHF	10,910,000	3.500% Swiss Confederation bonds, 08-07-10	9,244,351
CHF	10,500,000	4.000% Swiss Confederation bonds, 06-10-11	9,128,878
CHF	9,000,000	2.750% Swiss Confederation bonds, 06-10-12	7,407,422

		Total Swiss Confederation bonds	$54,194,826

		Total Swiss Franc Assets (identified cost $57,977,393)	$58,996,206

Number of Shares	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
	RESOURCE COMPANIES — 16.25% of Total Net Assets

	NATURAL RESOURCES — 9.13% of Total Net Assets
100,000	BHP Billiton, Ltd. (b)	$4,220,000
60,000	BP, p.l.c. (b)	4,351,200
75,000	Chevron Corporation	4,933,500
70,000	ConocoPhillips	4,804,800
75,000	Devon Energy Corporation	4,848,000
130,000	Forest Oil Corporation (a)	4,356,300
65,000	Inco, Ltd.	5,055,050
260,000	Mariner Energy, Inc. (a)	4,682,600
80,000	Peabody Energy Corporation	3,992,000
55,000	Phelps Dodge Corporation	4,803,700
100,000	Pogo Producing Company	4,427,000
70,000	Weyerhaeuser Company	4,106,200
		$54,580,350

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 7.12% of Total Net Assets
80,000	Archstone-Smith Trust	$4,197,600
75,000	BRE Properties, Inc. Class A	4,398,000
200,000	Equity One, Inc.	4,374,000
60,000	Federal Realty Investment Trust	4,353,000
170,000	New Plan Excel Realty Trust, Inc.	4,406,400
60,000	Pan Pacific Retail Properties, Inc.	4,146,000
100,000	Pennsylvania Real Estate Investment Trust	3,938,000
18,000	Texas Pacific Land Trust	2,601,000
150,000	United Dominion Realty Trust, Inc.	4,177,500
70,000	Urstadt Biddle Properties, Inc.	1,120,000
70,000	Urstadt Biddle Properties, Inc. Class A	1,180,900
100,000	Washington Real Estate Investment Trust	3,708,000
		$42,600,400
	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies
	(identified cost $70,048,096)	$97,180,750

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 16.23% of Total Net Assets

	CHEMICALS — .79% of Total Net Assets
40,000	Air Products & Chemicals, Inc.	$2,557,200
250,000	Chemtura Corporation	2,152,500
		$4,709,700
	COMPUTER SOFTWARE — 1.65% of Total Net Assets
75,000	Autodesk, Inc. (a)	$2,558,250
420,000	Symantec Corporation (a)	7,295,400
		$9,853,650
	CONSTRUCTION — .78% of Total Net Assets
25,000	Fluor Corporation	$2,195,750
60,000	Ryland Group, Inc.	2,451,000
		$4,646,750
	DATA PROCESSING — .75% of Total Net Assets
80,000	Agilent Technologies, Inc. (a)	$2,275,200
70,000	Hewlett-Packard Company	2,233,700
		$4,508,900
	ELECTRICAL & ELECTRONICS — 1.01% of Total Net Assets
120,000	Intel Corporation	$2,160,000
100,000	National Semiconductor Corporation	2,326,000
450,000	Sanmina SCI Corporation (a)	1,557,000
		$6,043,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE — 1.35% of Total Net Assets
45,000	CBS Corporation Class A	$1,232,100
90,000	Disney (Walt) Company	2,672,100
70,000	Tribune Company	2,079,700
60,000	Viacom, Inc. Class A (a)	2,091,000
		$8,074,900
	FINANCIAL SERVICES — 2.33% of Total Net Assets
70,000	Bank of New York, Inc.	$2,352,700
16,000	Bear Stearns Companies, Inc.	2,269,920
135,000	Janus Capital Group, Inc.	2,185,650
35,000	Morgan Stanley	2,327,500
150,000	Schwab (Charles) Corporation	2,382,000
40,000	State Street Corporation	2,402,400
		$13,920,170
	MANUFACTURING — 2.02% of Total Net Assets
150,000	Dana Corporation (a)	$339,000
45,000	Harley-Davidson, Inc.	2,565,000
50,000	Illinois Tool Works, Inc.	2,286,500
125,000	Mattel, Inc.	2,255,000
10,000	NACCO Industries, Inc. Class A	1,381,700
8,000	NACCO Industries, Inc. Class B	1,105,360
30,000	Parker-Hannifin Corporation	2,167,200
		$12,099,760
	OIL & OILFIELD SERVICES — 1.51% of Total Net Assets
200,000	Frontier Oil Corporation	$7,050,000
275,000	Parker Drilling Company (a)	1,996,500
		$9,046,500
	PHARMACEUTICALS — 1.25% of Total Net Assets
45,000	Amgen, Inc. (a)	$3,138,300
15,000	Genentech, Inc. (a)	1,212,300
46,000	Genzyme Corporation (General) (a)	3,140,880
		$7,491,480

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Number of Shares		Market Value
	RETAIL — .73% of Total Net Assets
40,000	Costco Wholesale Corporation	$2,110,400
70,000	Williams-Sonoma, Inc.	2,226,000
		$4,336,400
	TRANSPORTATION — .80% of Total Net Assets
90,000	Kansas City Southern (a)	$2,215,800
95,000	Swift Transportation Company, Inc. (a)	2,541,250
		$4,757,050
	MISCELLANEOUS — 1.26% of Total Net Assets
35,000	Lockheed Martin Corporation	$2,788,800
75,000	Qualcomm, Inc.	2,644,500
50,000	Temple-Inland, Inc.	2,127,000
		$7,560,300

	Total Aggressive Growth Stock Investments (identified cost $80,406,296)	$97,048,560

Principal Amount
	DOLLAR ASSETS — 32.04% of Total Net Assets

	CORPORATE BONDS — 1.49% of Total Net Assets
$500,000	6.000% Abbott Laboratories, 03-15-08	$505,001
500,000	7.125% Aetna, Inc., 08-15-06	500,272
500,000	6.550% Avon Products, Inc., 08-01-07	505,243
500,000	8.100% Boeing Company, Inc., 11-15-06	503,455
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	490,209
400,000	4.934% Chubb Corporation, 11-16-07	397,471
500,000	7.200% Citicorp, 06-15-07	505,414
500,000	6.250% Dover Corporation, 06-01-08	506,779
500,000	4.700% First Data Corporation, 11-01-06	498,955
438,000	5.500% Gannett Company, Inc., 04-01-07	437,731
500,000	5.375% General Electric Capital Corporation, 03-15-07	499,844
500,000	3.500% Gillette Company, 10-15-07	489,190
500,000	4.875% International Business Machines Corporation, 10-01-06	499,472
300,000	2.500% Merck & Company, Inc., 03-30-07	294,075
500,000	5.500% Nike, Inc., 08-15-06	499,968
500,000	3.500% Stanley Works, 11-01-07	488,385
300,000	6.875% Tribune Company, 11-01-06	301,215
300,000	7.125% Union Tank Car Company, 02-01-07	302,064
300,000	5.375% Verizon Wireless Capital, LLC, 12-15-06	299,864
400,000	5.450% Wal-Mart Stores, Inc., 08-01-06	400,002
		$8,924,609

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Principal Amount			Market Value
		UNITED STATES TREASURY SECURITIES — 30.55% of Total Net Assets
$41,000,000		United States Treasury bond strips (Principal only) 5.148%, 05-15-18 (c)	$22,517,969
6,000,000		United States Treasury bonds 6.250%, 08-15-23	6,717,187
10,000,000		United States Treasury notes 2.375%, 08-31-06	9,976,953
10,000,000		United States Treasury notes 2.500%, 09-30-06	9,955,078
10,000,000		United States Treasury notes 2.500%, 10-31-06	9,935,156
8,000,000		United States Treasury notes 2.625%, 11-15-06	7,941,875
10,000,000		United States Treasury notes 2.875%, 11-30-06	9,925,781
10,000,000		United States Treasury notes 3.000%, 12-31-06	9,910,156
8,000,000		United States Treasury notes 3.375%, 02-28-07	7,919,375
8,000,000		United States Treasury notes 3.750%, 03-31-07	7,926,875
8,000,000		United States Treasury notes 3.625%, 04-30-07	7,910,625
8,000,000		United States Treasury notes 3.500%, 05-31-07	7,893,125
8,000,000		United States Treasury notes 3.625%, 06-30-07	7,893,125
6,000,000		United States Treasury notes 4.000%, 09-30-07	5,925,938
6,000,000		United States Treasury notes 4.250%, 10-31-07	5,941,875
6,000,000		United States Treasury notes 3.000%, 11-15-07	5,847,188
6,000,000		United States Treasury notes 4.375%, 12-31-07	5,945,625
6,000,000		United States Treasury notes 3.375%, 02-15-08	5,853,750
6,000,000		United States Treasury notes 2.625%, 05-15-08	5,760,937
6,000,000		United States Treasury notes 3.250%, 08-15-08	5,804,063
6,000,000		United States Treasury notes 3.000%, 02-15-09	5,724,375
9,500,000		United States Treasury bills 3.145%, 08-03-06 (c)	9,497,511
			$182,724,542

		Total Dollar Assets (identified cost $185,068,099)	$191,649,151
		Total Portfolio — 99.30% of total net assets (identified cost $495,750,354)(d)	$593,922,609
		Other assets, less liabilities (.70% of total net assets)	4,162,987

		Net assets applicable to outstanding shares	$598,085,596

	Note:	(a) Non-income producing.
		(b) Sponsored American Depositary Receipt (ADR).
		(c) Interest rate represents yield to maturity.
		(d) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 98.98% of Total Net Assets
$10,000,000	United States Treasury notes 2.375%, 08-31-06	$	$ 9,976,953
9,000,000	United States Treasury notes 2.500%, 09-30-06		8,959,570
10,000,000	United States Treasury notes 2.500%, 10-31-06		9,935,156
10,000,000	United States Treasury notes 2.875%, 11-30-06		9,925,781
9,000,000	United States Treasury notes 3.000%, 12-31-06		8,919,141
1,100,000	United States Treasury bills 3.145%, 08-03-06 (a)		1,099,712
	Total Portfolio — 98.98% of total net assets (identified cost $48,835,770)(b)	$	$ 48,816,313
	Other assets, less liabilities (1.02% of total net assets)		501,485
	Net assets applicable to outstanding shares	$	$ 49,317,798

Note:	(a) Interest rate represents yield to maturity.
(b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 98.05% of Total Net Assets

	AEROSPACE — 4.95% of Total Net Assets
$500,000	8.100% Boeing Company, Inc., 11-15-06	$503,455
		$503,455

	BEVERAGES — 4.83% of Total Net Assets
500,000	3.200% PepsiAmericas, Inc., 05-15-07	$491,611
		$491,611

	CONSTRUCTION — 4.80% of Total Net Assets
500,000	3.500% Stanley Works, 11-01-07	$488,385
		$488,385

	COSMETICS & TOILETRIES — 9.77% of Total Net Assets
500,000	6.550% Avon Products, Inc., 08-01-07	$505,243
500,000	3.500% Gillette Company, 10-15-07	489,190
		$994,433

	DATA PROCESSING — 9.81% of Total Net Assets
500,000	4.700% First Data Corporation, 11-01-06	$498,955
500,000	4.875% International Business Machines Corporation, 10-01-06	499,472
		$998,427

	FINANCIAL SERVICES — 9.88% of Total Net Assets
500,000	7.200% Citicorp, 06-15-07	$505,414
500,000	5.375% General Electric Capital Corporation, 03-15-07	499,844
		$1,005,258

	FOOD PRODUCTS & PROCESSING — 4.91% of Total Net Assets
500,000	5.500% Campbell Soup Company, 03-15-07	$500,097
		$500,097
	INSURANCE — 4.92% of Total Net Assets
500,000	7.125% Aetna, Inc., 08-15-06	$500,272
		$500,272
	MANUFACTURING — 9.89% of Total Net Assets
500,000	6.250% Dover Corporation, 06-01-08	$506,779
500,000	5.500% Nike, Inc., 08-15-06	499,968
		$1,006,747

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Principal Amount		Market Value

	OIL & OILFIELD SERVICES — 4.82% of Total Net Assets
$500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	$490,209
		$490,209

	PHARMACEUTICALS — 9.78% of Total Net Assets
500,000	6.000% Abbott Laboratories, 03-15-08	$505,001
500,000	2.500% Merck & Company, Inc., 03-30-07	490,125
		$995,126

	PUBLISHING — 4.91% of Total Net Assets
500,000	5.500% Gannett Company, Inc., 04-01-07	$499,692
		$499,692

	RETAIL — 4.92% of Total Net Assets
500,000	5.450% Wal-Mart Stores, Inc., 08-01-06	$500,003
		$500,003

	TELECOMMUNICATIONS — 4.91% of Total Net Assets
500,000	5.375% Verizon Wireless Capital, LLC, 12-15-06	$499,773
		$499,773

	TRANSPORTATION — 4.95% of Total Net Assets
500,000	7.125% Union Tank Car Company, 02-01-07	$503,441
		$503,441

	Total Portfolio — 98.05% of total net assets (identified cost $10,016,645)(a)	$9,976,929
	Other assets, less liabilities (1.95% of total net assets)	198,390
	Net assets applicable to outstanding shares	$10,175,319

Note:	(a) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS — 99.92% of Total Net Assets

	CHEMICALS — 4.95% of Total Net Assets
15,000	Air Products & Chemicals, Inc.	$958,950
80,000	Chemtura Corporation	688,800
		$1,647,750

	COMPUTER SOFTWARE — 6.20% of Total Net Assets
30,000	Autodesk, Inc. (a)	$1,023,300
60,000	Symantec Corporation (a)	1,042,200
		$2,065,500

	CONSTRUCTION — 3.07% of Total Net Assets
25,000	Ryland Group, Inc.	$1,021,250
		$1,021,250

	DATA PROCESSING — 5.01% of Total Net Assets
25,000	Agilent Technologies, Inc. (a)	$711,000
30,000	Hewlett-Packard Company	957,300
		$1,668,300

	ELECTRICAL & ELECTRONICS — 7.05% of Total Net Assets
50,000	Intel Corporation	$900,000
40,000	National Semiconductor Corporation	930,400
150,000	Sanmina SCI Corporation (a)	519,000
		$2,349,400

	ENTERTAINMENT & LEISURE — 6.73% of Total Net Assets
35,000	Disney (Walt) Company	$1,039,150
20,000	Tribune Company	594,200
17,500	Viacom, Inc. Class A (a)	609,875
		$2,243,225

	FINANCIAL SERVICES — 16.73% of Total Net Assets
25,000	Bank of New York, Inc.	$840,250
7,000	Bear Stearns Companies, Inc.	993,090
50,000	Janus Capital Group, Inc.	809,500
15,000	Morgan Stanley	997,500
65,000	Schwab (Charles) Corporation	1,032,200
15,000	State Street Corporation	900,900
		$5,573,440

	MANUFACTURING — 11.72% of Total Net Assets
100,000	Dana Corporation (a)	$226,000
20,000	Harley-Davidson, Inc.	1,140,000
20,000	Illinois Tool Works, Inc.	914,600
50,000	Mattel, Inc.	902,000
10,000	Parker-Hannifin Corporation	722,400
		$3,905,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

Number of Shares		Market Value
	OIL & OILFIELD SERVICES — 13.73% of Total Net Assets
105,000	Frontier Oil Corporation	$3,701,250
120,000	Parker Drilling Company (a)	871,200
		$4,572,450

	PHARMACEUTICALS — 6.22% of Total Net Assets
15,000	Amgen, Inc. (a)	$1,046,100
15,000	Genzyme Corporation (General) (a)	1,024,200
		$2,070,300

	RETAIL — 5.55% of Total Net Assets
20,000	Costco Wholesale Corporation	$1,055,200
25,000	Williams-Sonoma, Inc.	795,000
		$1,850,200

	TRANSPORTATION — 5.37% of Total Net Assets
40,000	Kansas City Southern (a)	$984,800
30,000	Swift Transportation Company, Inc. (a)	802,500
		$1,787,300

	MISCELLANEOUS — 7.59% of Total Net Assets
10,000	Lockheed Martin Corporation	$796,800
25,000	Qualcomm, Inc.	881,500
20,000	Temple-Inland, Inc.	850,800
		$2,529,100

	Total Portfolio — 99.92% of total net assets (identified cost $17,440,834)(b)	$33,283,215
	Other assets, less liabilities (.08% of total net assets)	27,166
	Net assets applicable to outstanding shares	$33,310,381

Note:	(a) Non-income producing.
(b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2006
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

     Investments are normally valued based on market quotations. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there are no reliable market values are valued at fair value.

Translation of foreign currencies

     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment transactions and investment income

     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2006
(Unaudited)

     For the six months ended July 31, 2006, investment income was earned as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Interest on:
Corporate bonds	$160,717	$—	$254,388	$—
Swiss franc assets	356,516	—	—	—
United States Treasury securities	2,958,006	1,064,111	9,633	—
Other investments	183,673	3,576	1,612	1,470
Dividends	1,609,415	—	—	168,815
	$5,268,327	$1,067,687	$265,633	$170,285

Federal taxes

     Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2006, pursuant to the requirements of the Code.

      As of January 31, 2006, capital loss carryforwards available to offset future realized gains, if any, were as follows: (i) $31,528 in the Fund’s Treasury Bill Portfolio, of which $14,264, $3,666, $5,452, $2,613, $4,416 and $1,117 expire on January 31, 2007, January 31, 2008, January 31, 2011, January 31, 2012, January 31, 2013 and January 31, 2014, respectively; and (ii) $28,378 in the Fund’s Versatile Bond Portfolio, all of which expires on January 31, 2014. There were no capital loss carryforwards in the Fund’s Permanent Portfolio or its Aggressive Growth Portfolio. Additionally, net capital losses of $151 and $4,154 in the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 2005 and are recognized for federal income tax purposes as arising on February 1, 2006, the first day of each Portfolio’s next taxable year.

     During the six months ended July 31, 2006, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $10,193, $19,836, $1,984 and $18,348, respectively, which were imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

     On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions taken in such tax returns will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, the Fund believes that the adoption of FIN 48 will have no impact on its financial statements.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2006
(Unaudited)

Equalization

     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2. DISTRIBUTIONS TO SHAREHOLDERS

     On December 7, 2005, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.20 and $1.03, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.05 and $.90, respectively, to shareholders of record on December 6, 2005. On December 21, 2005, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend and a long-term capital gain distribution per share of $.74 and $.01, respectively, to shareholders of record on December 20, 2005. The Fund’s Treasury Bill Portfolio paid no capital gain distributions and the Fund’s Aggressive Growth Portfolio paid no ordinary income dividends during the year ended January 31, 2006.

The tax character of such dividends and distributions paid was as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$2,234,234	$722,266	$84,905	$—
Long-term capital gain	558,555	—	838	441,988
	$2,792,789	$722,266	$85,743	$441,988

     Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2006, the Fund’s Permanent Portfolio reclassified $826,774 from undistributed net investment income to paid-in capital, and the Fund’s Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio reclassified $89,039, $53,922 and $36,599, respectively, from paid-in capital to undistributed net investment income and loss, respectively, to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally, due to these differences: (i) the Fund’s Permanent Portfolio reclassified $1,110,175 from accumulated net realized gain on foreign currency transactions to undistributed net investment income and reclassified $353 from accumulated net realized gain on investments to undistributed net investment income; and (ii) the Fund’s Aggressive Growth Portfolio reclassified $30,683 from accumulated net realized gain on investments to undistributed net investment income.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2006
(Unaudited)

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$1,079,906	$1,072,640	$332,320	$23,411
Undistributed long-term gain (capital
loss carryforward)	287,340	(31,528)	(28,378)	3,415,373
Post-October losses	—	(151)	(4,154)	—
Unrealized appreciation (depreciation)	85,412,698	(32,929)	(105,376)	23,497,197
	$86,779,944	$1,008,032	$194,412	$26,935,981

3. INVESTMENT ADVISORY CONTRACT

     The Fund retains Pacific Heights Asset Management, LLC (“Pacific Heights”) as its investment adviser under an investment advisory contract dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year, at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.

     During the six months ended July 31, 2006, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Treasurer, Secretary and a director of the Fund and was paid $83,950 by the Fund for service in such capacities during the six months ended July 31, 2006.

     The Contract was unanimously approved by the Fund’s Board of Directors, including all of the Fund’s directors who are not “interested persons” of the Fund (“Independent Directors”), on December 9, 2005. In making its determination to approve the Contract, the Board, including its Independent Directors, considered a wide range of information and received a variety of materials provided by Pacific Heights and the Fund’s officers, including information regarding the performance of the Fund’s Portfolios in comparison to relevant market indices and the performance of other funds with similar investment objectives as the Fund’s Portfolios (“Peer Group”).

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2006
(Unaudited)

     As a general matter, the Board considered the activities currently performed and services provided to the Fund by Mr. Cuggino. In particular, the directors considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordination and direction of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.

     The Board considered the following additional material factors in approving the Contract and reached the following conclusions:

(a)

the nature, quality and extent of the investment advisory, administrative and other services to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over fifteen years, was qualified to provide such services, and that the addition of new personnel would provide the support Mr. Cuggino needed in performing such duties;

(b)	the operating expenses and expense ratios of the Fund’s Portfolios compared to their Peer Group, from which the Board concluded that the Fund’s expenses and expense ratios were comparable;

(c)	the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights would have the financial ability to fulfill its commitment to the Fund under the Contract;

(d)

information about the services to be performed, their cost to the Fund and the personnel performing such services, from which the Board concluded that Pacific Heights would have adequate staffing and personnel competent to provide the contemplated level of services to the Fund, and at a cost that is comparable to that previously paid by the Fund;

(e)

the ability of Pacific Heights to continue providing investment advisory services of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over fifteen years;

(f)

the effect the retention of Pacific Heights may have on the Fund’s performance, from which the Board concluded that there should be no material effect on Fund performance because of Mr. Cuggino’s familiarity with the policies and practices of the Fund; and

(g)

the extent to which economies of scale would be realized as the Fund’s Portfolios increase their assets under management, from which the Board noted that the Fund’s Permanent Portfolio had achieved a breakpoint in its fee structure because its assets under management had passed the first threshold.

     In addition to the factors listed above, the Board noted that Pacific Heights has waived its fees for certain of the Fund’s Portfolios as necessary to reduce their operating expenses. The Board received assurances from Pacific Heights that at least through the end of calendar year 2006, Pacific Heights intends voluntarily to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and the Versatile Bond Portfolio as described above. With respect to each Portfolio’s expenses under the Contract, the Board compared the total expense ratios for the Portfolios with various comparative data, including the total expense ratios of each Portfolio’s Peer Group and found that the expenses (including investment advisory fees) paid by each Portfolio were reasonable and appropriate under the facts and circumstances.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2006
(Unaudited)

4. LONG TERM DISABILITY PLAN

     On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the six months ended July 31, 2006.

5. PURCHASES AND SALES OF SECURITIES

     The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2006:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$132,369,191	None	$5,452,035	None
Sales	4,864,510	None	15,063,496	$18,164,629

6. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

     The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2006 for federal income tax purposes:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Aggregate gross unrealized appreciation of investments
with excess of value over tax cost:
Investments in securities of unaffiliated issuers	$56,280,596	$1,707	$1,227	$17,712,429
Investments other than securities	47,018,934	—	—	—
	103,299,530	1,707	1,227	17,712,429
Aggregate gross unrealized depreciation of investments
with excess of tax cost over value:
Investments in securities of unaffiliated issuers	(5,127,275)	(21,164)	(40,943)	(1,870,048)
	(5,127,275)	(21,164)	(40,943)	(1,870,048)
Net unrealized appreciation (depreciation) of investments	$98,172,255	$(19,457)	$(39,716)	$15,842,381

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2006
(Unaudited)

7. CAPITAL STOCK TRANSACTIONS

     Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income (loss) were as follows for the period and year ended:

	Permanent Portfolio
	Six months ended July 31, 2006		Year ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	9,262,596	$284,058,766	6,309,481	$175,293,564
Distributions reinvested	—	—	84,279	2,415,432
	9,262,596	284,058,766	6,393,760	177,708,996

Shares redeemed	(2,819,444)	(85,698,897)	(2,603,266)	(70,921,197)
Net increase	6,443,152	$198,359,869	3,790,494	$106,787,799

	Treasury Bill Portfolio
	Six months ended July 31, 2006		Year ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	109,204	$7,220,659	289,875	$19,166,912
Distributions reinvested	—	—	10,295	692,365
	109,204	7,220,659	300,170	19,859,277

Shares redeemed	(107,651)	(7,117,806)	(355,723)	(23,533,817)
Net increase (decrease)	1,553	$102,853	(55,553)	$(3,674,540)

	Versatile Bond Portfolio
	Six months ended July 31, 2006		Year ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	73,392	$4,149,823	226,969	$ $ 12,820,834
Distributions reinvested	—	—	1,359	77,710
	73,392	4,149,823	228,328	12,898,544

Shares redeemed	(221,490)	(12,518,824)	(235,013)	(13,276,495)
Net decrease	(148,098)	$(8,369,001)	(6,685)	$(377,951)

	Aggressive Growth Portfolio
	Six months ended July 31, 2006		Year ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	34,630	$3,780,309	312,585	$31,955,124
Distributions reinvested	—	—	3,922	420,520
	34,630	3,780,309	316,507	32,375,644

Shares redeemed	(190,604)	(20,802,717)	(142,843)	(14,818,813)
Net increase (decrease)	(155,974)	$(17,022,408)	173,664	$17,556,831

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2006
(Unaudited)

8. LEGAL MATTERS

     In 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s then-existing investment adviser (WMM) and two then-serving officers and directors of the Fund, Terry Coxon (“Coxon”) and Alan Sergy (“Sergy”) (collectively, “Respondents”). The Fund is not and was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge ruled that the Respondents had committed violations of various provisions of the federal securities laws and imposed various sanctions on the Respondents. The Respondents appealed the Initial Decision to the SEC. In a decision dated August 21, 2003, the SEC dismissed Sergy from the Proceedings due to his failing health and ordered that WMM and Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. In a decision dated June 29, 2005, the United States Court of Appeals for the Ninth Circuit affirmed the SEC’s decision. It is uncertain what amount of disgorged funds or prejudgment interest might be paid by the appellants, when any such payment might be made and what amount, if any, might be received by the Fund.

     Pursuant to the Fund’s Bylaws, the Fund advanced expenses incurred by the Respondents in the Proceedings (“Advanced Expenses”) upon their undertaking to repay the advances, in the event it was ultimately determined that they had committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties (“Disabling Conduct”). At a meeting held on January 7, 2005, the Fund’s Board of Directors determined that WMM and Coxon had committed Disabling Conduct and directed Pacific Heights to make further payments it owed to WMM, pursuant to a promissory note by and between it and WMM, to the Fund as reimbursement of the Advanced Expenses. As of July 31, 2006, reimbursement of such Advanced Expenses in the amounts of $227,496, $204,750 and $22,747 remain due to the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio, respectively.

     The Fund’s Board of Directors has continued, and will continue, to monitor developments relating to the Proceedings and related appeals, and will take such actions as may be appropriate in the circumstances.

     On May 10, 2005, the Fund was named as a defendant in an action entitled Andrew Layman v. The Permanent Portfolio Family of Funds, Inc., which was initially filed in the Superior Court of Washington for King County, but which was later removed by the Fund to the United States District Court for the Western District of Washington at Seattle (“Layman Litigation”). The plaintiff, Mr. Layman, was the maker of a warrant in favor of the Fund’s Permanent Portfolio for the purchase of 360,000 shares of Symantec Corporation (“Symantec”) common stock (“Warrant”). Mr. Layman asserted that the Fund had failed to timely exercise its rights under the Warrant, that the Warrant had lapsed, that he was entitled to possession of the 360,000 shares of common stock subject to the Warrant, and that the Fund was liable for any damages associated with a decline in the market value of the subject Symantec stock during the pendency of the litigation. The Fund filed a counterclaim to enforce its rights under the Warrant and to recover related damages from Mr. Layman.

     On April 10, 2006, the parties agreed to settle all claims asserted, or that could have been asserted, in the Layman Litigation (“Settlement”). Under the terms of the Settlement, the Fund received 315,000 of the 360,000 shares of Symantec common stock covered by the Warrant, and the plaintiff received the remaining 45,000 shares. On May 9, 2006, the Court entered an Order of Dismissal, which dismissed all claims asserted in the Layman Litigation with prejudice and without costs to any party. As a result of the Settlement, total net assets of the Fund’s Permanent Portfolio were reduced by approximately $505,000. As of July 31, 2006, the terms of the Settlement have been fully and finally implemented, and the litigation is now concluded.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2006		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2006	2005	2004	2003	2002

Net asset value, beginning of period	$30.12		$26.29	$24.52	$20.89	$18.59	$18.29

Income from investment operations:
Net investment income (1)(2)(3)	.16		.12	.18	.11	.28	.27
Net realized and unrealized gain on investments and foreign currencies	.99		3.96	2.13	3.82	2.47	.47
Total income from investment operations	1.15		4.08	2.31	3.93	2.75	.74

Less distributions from:
Net investment income	—		(.20)	(.15)	(.22)	(.19)	(.27)
Net realized gain on investments (4)	—		(.05)	(.39)	(.08)	(.26)	(.17)
Total distributions	—		(.25)	(.54)	(.30)	(.45)	(.44)

Net asset value, end of period	$31.27		$30.12	$26.29	$24.52	$20.89	$18.59

Total return (5)	3.82%	+	15.57%	9.37%	18.87%	14.90%	4.08%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$598,086		$382,025	$233,860	$120,691	$78,674	$52,078

Ratio of expenses to average net assets	1.12%	*	1.35%	1.38%	1.58%	1.34%	1.46%
Ratio of net investment income
to average net assets (2)(3)	1.07%	*	.43%	.72%	.47%	1.42%	1.44%
Portfolio turnover rate	1.85%	+	.73%	6.29%	23.19%	1.06%	1.07%

* Computed on an annualized basis.
+ Not annualized.

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)

A change in accounting for the amortization of discounts and premiums had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.17 and .96%, respectively, during the year ended January 31, 2002.

(3)

The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.11 during the year then ended.

(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2006		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2006	2005	2004	2003	2002

Net asset value, beginning of period	$67.50		$67.10	$66.19	$66.58	$67.69	$68.94

Income from investment operations:
Net investment income (loss) (1)(2)(3)	1.21		1.41	.91	(.03)	.40	1.75
Net realized and unrealized gain (loss) on investments (4)	.02		.02	—	.05	(.07)	.04
Total income from investment operations	1.23		1.43	.91	.02	.33	1.79

Less distributions from:
Net investment income	—		(1.03)	—	(.41)	(1.44)	(3.04)
Total distributions	—		(1.03)	—	(.41)	(1.44)	(3.04)

Net asset value, end of period	$68.73		$67.50	$67.10	$66.19	$66.58	$67.69

Total return (5)	1.82%	+	2.12%	1.39%	.03%	.49%	2.60%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$49,318		$48,328	$51,768	$55,293	$66,516	$71,202

Ratio of expenses to average net assets (2)	.85%	*	.92%	.98%	.97%	.90%	1.01%
Ratio of net investment income (loss)
to average net assets (3)	3.59%	*	2.10%	1.37%	(.05)%	.60%	2.56%

* Computed on an annualized basis.
+ Not annualized.

(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.
(2)

Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the period ended July 31, 2006 and .50%, .50%, .50%, .50% and .50% for the years ended January 31, 2006, 2005, 2004, 2003 and 2002, respectively. Without this waiver, the net investment income or loss per share would have been $1.04 for the period ended July 31, 2006 and $1.08, $.58, $(.37), $.07 and $1.16 for the years then ended.

(3)

The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.15 during the year then ended.

(4)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2006		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2006	2005	2004	2003	2002

Net asset value, beginning of period	$57.42		$57.01	$58.88	$60.82	$60.38	$59.67

Income from investment operations:
Net investment income (1)(2)	.90		1.01	.57	.87	1.53	2.38
Net realized and unrealized gain (loss) on investments (3)	.08		.15	(.56)	(.26)	.65	.85
Total income from investment operations	.98		1.16	.01	.61	2.18	3.23

Less distributions from:
Net investment income	—		(.74)	(1.13)	(2.01)	(1.74)	(2.52)
Net realized gain on investments (4)	—		(.01)	(.75)	(.54)	—	—
Total distributions	—		(.75)	(1.88)	(2.55)	(1.74)	(2.52)

Net asset value, end of period	$58.40		$57.42	$57.01	$58.88	$60.82	$60.38

Total return (5)	1.71%	+	2.04%	.02%	1.01%	3.62%	5.41%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$10,175		$18,509	$18,758	$20,735	$20,891	$26,032

Ratio of expenses to average net assets (2)	.91%	*	.95%	1.01%	1.04%	1.02%	1.11%
Ratio of net investment income
to average net assets	3.13%	*	1.76%	.99%	1.46%	2.52%	3.97%
Portfolio turnover rate	41.76%	+	50.09%	75.72%	67.26%	69.58%	107.36%

* Computed on an annualized basis.
+ Not annualized.

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)

Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .37% for the period ended July 31, 2006 and .37%, .38%, .38%, .37% and .38% for the years ended January 31, 2006, 2005, 2004, 2003 and 2002, respectively. Without this waiver, the net investment income per share would have been $.79 for the period ended July 31, 2006 and $.80, $.35, $.65, $1.16 and $2.05 for the years then ended.

(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee .

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2006		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2006	2005	2004	2003	2002

Net asset value, beginning of period	$110.71		$86.11	$80.46	$58.14	$78.69	$83.76

Income (loss) from investment operations:
Net investment loss (1)(2)	(.28)		(.11)	(.27)	(.63)	(.44)	(.65)
Net realized and unrealized gain (loss) on investments	(4.63)		25.61	9.86	22.95	(20.11)	(4.10)
Total income (loss) from investment operations	(4.91)		25.50	9.59	22.32	(20.55)	(4.75)

Less distributions from:
Net realized gain on investments (3)	—		(.90)	(3.94)	—	—	(.32)
Total distributions	—		(.90)	(3.94)	—	—	(.32)

Net asset value, end of period	$105.80		$110.71	$86.11	$80.46	$58.14	$78.69

Total return (4)	(4.43)%	+	29.64%	12.05%	38.39%	(26.12)%	(5.67)%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$33,310		$52,125	$25,589	$23,628	$18,607	$23,919

Ratio of expenses to average net assets	1.36%	*	1.41%	1.43%	1.64%	1.33%	1.41%
Ratio of net investment loss
to average net assets (2)	(.53)%	*	(.11)%	(.33)%	(.91)%	(.64)%	(.80)%
Portfolio turnover rate	—%	+	10.41%	1.90%	3.07%	4.92%	5.23%

* Computed on an annualized basis.
+ Not annualized.

(1)	Net investment loss is based on average net assets per share outstanding during the period.
(2)

The recording as other income of previously advanced legal expenses described in Note 8 had the effect of decreasing net investment loss per share and the ratio of net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the net investment loss per share would have been $(.49) during the year then ended.

(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury
Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

*	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-
Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by
Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of
$100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year
Corporate Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

*	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks. The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the S&P 500 Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2006

      The graphs on pages 30 through 32 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal periods of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal period and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Fund’s Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Shareholder Services Office at (800) 531-5142.

     Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through July 31, 2006
						Since
	1 Year	3 Years	5 Years	10 Years	15 Years	Inception
Permanent Portfolio (Since 12/1/82)(1)
Return before taxes	14.08%	14.41%	13.26%	8.58%	7.70%	6.40%
Return after taxes on distributions	13.79%	14.02%	12.73%	7.73%	6.82%	5.79%
Return after taxes on distributions and sale of fund shares	9.18%	12.29%	11.32%	7.05%	6.30%	5.39%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	4.11%	2.42%	2.18%	3.68%	4.05%	5.27%

Treasury Bill Portfolio (Since 5/26/87)(1)(2)(3)
Return before taxes	3.14%	1.75%	1.33%	2.71%	2.98%	3.72%
Return after taxes on distributions	2.59%	1.50%	.67%	1.61%	1.98%	2.92%
Return after taxes on distributions and sale of fund shares	2.03%	1.34%	.73%	1.62%	1.94%	2.75%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	4.11%	2.42%	2.18%	3.68%	4.05%	4.64%

Versatile Bond Portfolio (Since 9/27/91)(3)
Return before taxes	3.08%	1.42%	2.13%	3.57%	N/A	3.89%
Return after taxes on distributions	2.61%	.54%	1.06%	2.27%	N/A	2.81%
Return after taxes on distributions and sale of fund shares	2.00%	.76%	1.20%	2.27%	N/A	2.70%
Citigroup AAA/AA 1-3 Year Corporate Index (4)(6)	4.96%	3.58%	3.28%	4.66%	N/A	5.02%

Aggressive Growth Portfolio (Since 1/2/90)(1)
Return before taxes	4.38%	15.73%	7.23%	12.49%	13.33%	12.49%
Return after taxes on distributions	4.26%	15.07%	6.84%	11.94%	12.78%	11.99%
Return after taxes on distributions and sale of fund shares	3.03%	13.24%	6.03%	10.94%	11.93%	11.21%
Dow Jones Industrial Average (4)(7)	7.57%	8.96%	3.42%	9.36%	11.49%	11.22%
S&P 500 Stock Index (4)(8)	5.37%	10.76%	2.79%	8.77%	10.54%	10.43%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2006

(1)

As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)

Yield on the Fund’s Treasury Bill Portfolio for the seven days ended July 31, 2006, assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.79%, and the effective yield was 3.86%.

(3)

The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended July 31, 2006, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.90% and 5.01%, respectively.

(4)	Returns reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(5)

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith- and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(6)

The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(7)	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.

(8)	The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 35-38 for Portfolio specific risks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO
Six months ended July 31, 2006

      The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the six months ended July 31, 2006, the Portfolio experienced increases in the value of gold, silver, the stocks of real estate investment trusts and natural resource companies, the shares of domestic growth companies and the relative value of Swiss franc denominated assets. These increases more than offset the decrease in value of the Portfolio’s holdings of short- and long-term United States Treasury securities during the period then ended. As a result, the Portfolio achieved a total return of 3.82% during the six months ended July 31, 2006, as compared to an annualized inflation rate as measured by the change in the consumer price index of 2.62% over the same period.

      Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.

      The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2006.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Six months ended July 31, 2006

      The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term United States Treasury securities. The Portfolio achieved a total return of 1.82% and maintained an average maturity of between sixty and ninety days throughout the six months ended July 31, 2006. This return, while lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in short-term United States Treasury securities.

      Mutual fund investing involves risk; loss of principal is possible.

      The following pie chart shows the Treasury Bill Portfolio’s invesment holdings by days to maturity, as a percentage of total net assets as of July 31, 2006.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Six months ended July 31, 2006

      The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less. The Portfolio achieved a total return of 1.71% while maintaining an average maturity of between one hundred eighty and three hundred sixty-five days throughout the six months ended July 31, 2006. This return, while lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

      Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

      The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of July 31, 2006.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Six months ended July 31, 2006

      The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of (4.43)% during the six months ended July 31, 2006, as compared to 4.11% for the Dow Jones Industrial Average and .67% for the Standard & Poor’s 500 Stock Index over the same period.

      Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.

      The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2006.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended July 31, 2006

Expense Examples

      As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

      These Examples are based on an investment of $1,000 invested at January 31, 2006 and held for the entire six months ended July 31, 2006.

Actual Expenses

      The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2006. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during six months ended July 31, 2006” to estimate the expenses you paid on your account during the six months ended July 31, 2006.

Hypothetical Example for Comparison Purposes

      The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2006. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended July 31, 2006

			Expenses paid *
	Beginning	Ending	during six
	account value	account value	months ended
	January 31, 2006	July 31, 2006	July 31, 2006
PERMANENT PORTFOLIO
Actual	$1,000.00	$1,038.20	$5.66
Hypothetical (5% return before expenses)	1,000.00	1,019.24	5.61

TREASURY BILL PORTFOLIO
Actual	1,000.00	1,018.20	4.25
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26

VERSATILE BOND PORTFOLIO
Actual	1,000.00	1,017.10	4.55
Hypothetical (5% return before expenses)	1,000.00	1,020.28	4.56

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	955.70	6.59
Hypothetical (5% return before expenses)	1,000.00	1,018.05	6.80

* Expenses are equal to the Permanent Portfolio’s annualized expense ratio of 1.12%, the Treasury Bill Portfolio’s annualized expense ratio of .85%, the Versatile Bond Portfolio’s annualized expense ratio of .91% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.36%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period ended July 31, 2006).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION

Proxy Voting

      Information regarding how each of the Fund’s Portfolios voted its proxies relating to portfolio securities during the twelve-month period ended June 30, 2006 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

      Each of the Fund’s Portfolios files its completed schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Q’s for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

      All of the Fund’s directors and officers may be reached c/o 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office.

DAVID P. BERGLAND
Director	age 71
Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER
Director	age 53
Executive Vice President since March 2004 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City,Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE
Director	age 66
President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *
Chairman, President,
Treasurer, Secretary & Director	age 43
A Certified Public Accountant, Mr. Cuggino has served as President of the Fund since 2003, as Treasurer of the Fund since 1993, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

ANDREW B. ROGERS
Chief Compliance Officer	age 37
Mr. Rogers has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2005. Mr. Rogers is the President of Fund Compliance Services, LLC, a provider of administrative, compliance and other related services to the mutual fund industry. He has also served as President of GemCom, LLC since 2004, as President of Gemini Fund Services, LLC since 2006, and as Senior Vice President & Director of Administration of Gemini Fund Services, LLC from 2001 through 2005. Mr. Rogers oversees all four of the Fund’s Portfolios.

* Considered to be an “interested person” within the meaning of the 1940 Act. Mr. Cuggino is deemed an interested person because of his association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SEMI-ANNUAL REPORT July 31, 2006
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	9/06